Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Property, plant and equipment include:

	Leasehold improvements	Plant and equipment	IT and office equipment	Right of use	Total
	(in thousands)
Cost:
At January 1, 2020	$1,271	$29,203	$3,634	5,403	$39,511
Additions	78	1,594	367	2,073	4,112
Disposals	(14)	(3,401)	(7)	(463)	(3,885)
Exchange difference	5	39	12	—	56
At December 31, 2020	1,340	27,435	4,006	7,013	39,794
Additions	16	1,842	373	437	2,668
Disposals	(20)	(415)	(3)	(756)	(1,194)
Reclassification	94	—	(94)	—	—
Exchange difference	7	(20)	60	—	47
At December 31, 2021	1,437	28,842	4,342	6,694	41,315
Additions	15	3,891	222	458	4,586
Disposals	—	(175)	(54)	(73)	(302)
Exchange difference	(35)	(178)	(123)	—	(336)
At December 31, 2022	$1,417	$32,380	$4,387	$7,079	$45,263
Depreciation and impairment:
At January 1, 2020	1,151	24,598	3,550	1,354	30,653
Depreciation charge for the year	92	2,003	138	1,444	3,677
Impairment	—	75	—	—	75
Disposals	(14)	(3,389)	(6)	(441)	(3,850)
Exchange difference	4	36	12	—	52
At December 31, 2020	1,233	23,323	3,694	2,357	30,607
Depreciation charge for the year	45	1,869	181	1,259	3,354
Disposals	(12)	(372)	(3)	(296)	(683)
Reclassification	19	—	(19)	—	—
Exchange difference	1	(15)	41	—	27
At December 31, 2021	1,286	24,805	3,894	3,320	33,305
Depreciation charge for the year	67	2,441	241	1,230	3,979
Disposals	—	(153)	(52)	(73)	(278)
Exchange difference	(20)	(122)	(90)	—	(232)
At December 31, 2022	$1,333	$26,971	$3,993	4,477	$36,774
Net book value:
At January 1, 2020	$120	$4,605	$84	4,049	$8,858
At December 31, 2020	107	4,112	312	4,656	9,187
At December 31, 2021	151	4,037	448	3,374	8,010
At December 31, 2022	$84	$5,409	$394	2,602	$8,489
0
Right-of-use assets as of December 31, 2022 relate to real-estate leases ($6,859,000, gross, $6,474,000, gross as of December 31, 2021 and $6,246,000, gross as of December 31, 2020) as well as IT and office equipment leases ($220,000, gross, $220,000, gross as of December 31, 2021 and $767,000, gross as of December 31, 2020).